Plant and Equipment, Net (Details 1)	12 Months Ended
Jun. 30, 2017 USD ($)
Schedule of Construction-in-progress
Construction-in-progress, Value	$ 19,819
Estimated additional cost to complete
Office buildings, staff facilities, equipment and machinery [Member]
Schedule of Construction-in-progress
Construction-in-progress, Value	$ 7,218
Estimated completion date	Jun. 30, 2018
Estimated additional cost to complete
Autoclave Installation [Member]
Schedule of Construction-in-progress
Construction-in-progress, Value	$ 12,601
Estimated completion date	Jun. 30, 2018
Estimated additional cost to complete